Financial Risk Management and Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
Schedule of maturity profile of Group's financial liabilities
	On	Less than	3 months	1 to 5
	demand	3 months	to 1 year	years	> 5 years	Total
	USD	USD	USD	USD	USD	USD

31 December 2020
Borrowings (including accrued interest)	-	8,500,000	15,500,000	250,290,000	-	274,290,000
Lease liability	-	3,979,956	6,728,765	35,875,519	858,043,425	904,627,665
Derivative financial instruments	-	-	-	-	-	-
Accounts payable, accruals and other payables (excluding accrued interest and advance from customers)	-	4,110,754	4,453,830	-	-	8,564,584

Total	-	16,590,710	26,682,595	286,165,519	858,043,425	1,187,482,249

31 December 2019
Borrowings (including accrued interest)	-	8,101,006	9,178,414	34,165,752	40,550,347	91,995,519
Lease liability	-	2,359,590	-	9,919,810	213,469,799	225,749,199
Derivative financial instruments	-	-	1,518,249	-	-	1,518,249
Accounts payable, accruals and other payables (excluding accrued interest)	-	26,350,143	31,469,596	-	-	57,819,739

Total (restated)	-	36,810,739	42,166,259	44,085,562	254,020,146	377,082,706

Schedule of capital management
	2020	2019
	USD	USD

Borrowings	187,014,715	88,700,137
Lease liability	89,084,565	30,779,137
Less: cash and cash equivalents	(20,989,970)	(19,830,771)

Net debt	255,109,310	99,648,503

Total capital	128,618,677	109,416,415

Capital and net debt	383,727,987	209,064,918

Gearing ratio	66%	48%